Revenue (Details 1) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Gross profit			$ 114,188	$ 93,400	$ 80,504
Segment revenue, percentage			8.90%	8.80%	7.70%
Southland Holding Llc [Member]
Gross profit	$ 105,078	$ 74,610
Segment revenue, percentage	12.10%	8.10%
Civil [Member] | Southland Holdings Llc [Member]
Gross profit			$ 40,913	$ 58,314	$ 21,875
Segment revenue, percentage			10.40%	15.80%	5.20%
Civil [Member] | Southland Holding Llc [Member]
Gross profit	$ 28,315	$ 42,713
Segment revenue, percentage	12.80%	14.60%
Transportation [Member] | Southland Holdings Llc [Member]
Gross profit			$ 73,275	$ 35,086	$ 58,629
Segment revenue, percentage			8.30%	5.10%	9.40%
Transportation [Member] | Southland Holding Llc [Member]
Gross profit	$ 76,763	$ 31,897
Segment revenue, percentage	11.90%	5.10%